Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies [Abstract]
Commitments and Contingencies
19. Commitments and Contingencies

(a) Operating Lease Agreement

The Group leases its offices under non-cancelable operating lease agreements. Certain of these arrangements contain free or escalating rent clauses. The Group recognizes rental expense under such arrangements on a straight-line basis over the lease term. Rental expenses amounting to RMB15,969, RMB36,445 and RMB86,830 during the years ended December 31, 2014, 2015 and 2016, respectively, were charged to the consolidated statements of comprehensive loss when incurred.

As of December 31, 2016, future minimum commitments under non-cancelable agreements were as follows:

Years Ending December 31,	RMB	US$ (Note 2(d))
2017	67,381	9,705
2018	55,506	7,995
2019	42,934	6,184
2020	37,166	5,353
2021 and thereafter	15,609	2,248
Total	218,596	31,485

(b) Capital Commitments

As of December 31, 2016, capital commitments relating to leasehold improvement and purchase of equipment were approximately RMB9,741.

(c) Contingencies

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of these unresolved matters, individually and in the aggregate, is likely to have a material adverse effect on the Group’s financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. If an unfavorable outcome were to occur, there exists the possibility of a material adverse impact on the Group’s financial position and results of operations for the periods in which the unfavorable outcome occurs.

(d) Other commitment

Deposit or guarantees are required by the Group’s business partners for air ticketing and tourist attraction tickets. Letters of guarantee are issued by banks to the Group’s business partners with total amount of RMB199 million as of December 31, 2016, which occupies the Group’s credit facilities granted by banks.